Debt - Additional Information (Detail)	3 Months Ended									12 Months Ended																1 Months Ended				1 Months Ended				1 Months Ended		1 Months Ended											12 Months Ended				12 Months Ended		3 Months Ended		12 Months Ended	1 Months Ended					3 Months Ended		6 Months Ended
	Feb. 24, 2013 USD ($)	Nov. 25, 2012 USD ($)	Aug. 26, 2012 USD ($)	May 27, 2012 USD ($)	Feb. 26, 2012 USD ($)	Nov. 27, 2011 USD ($)	Aug. 28, 2011 USD ($)	May 29, 2011 USD ($)	Feb. 27, 2011 USD ($)	Nov. 25, 2012 USD ($)	Nov. 27, 2011 USD ($)	Nov. 28, 2010 USD ($)	Nov. 25, 2012 4.25% Yen-denominated Eurobonds due 2016 USD ($)	Nov. 25, 2012 Senior revolving credit facility USD ($)	Feb. 24, 2013 Senior revolving credit facility USD ($)	Nov. 27, 2011 Senior revolving credit facility USD ($)	Nov. 25, 2012 Senior revolving credit facility United States of America, Dollars USD ($)	Nov. 25, 2012 Senior revolving credit facility United States of America, Dollars or Canada, Dollars USD ($)	Nov. 25, 2012 Senior revolving credit facility Other Credit Usage [Member] USD ($)	Nov. 25, 2012 Senior revolving credit facility Standby Letters of Credit [Member] USD ($)	Nov. 25, 2012 Senior revolving credit facility Minimum	Nov. 25, 2012 Senior revolving credit facility Maximum	Feb. 24, 2013 Senior term loan due 2014 USD ($)	Nov. 25, 2012 Senior term loan due 2014 USD ($)	Nov. 27, 2011 Senior term loan due 2014 USD ($)	Mar. 27, 2007 Senior term loan due 2014 USD ($)	Mar. 27, 2007 Senior term loan due 2014 Libor [Member]	Mar. 27, 2007 Senior term loan due 2014 Base Rate [Member]	Mar. 17, 2006 Notes payable to banks 8.875% senior notes due 2016 USD ($)	May 21, 2010 Notes payable to banks 4.25% Yen-denominated Eurobonds due 2016 USD ($)	May 21, 2010 Notes payable to banks 4.25% Yen-denominated Eurobonds due 2016 JPY (¥)	Nov. 30, 1996 Notes payable to banks 4.25% Yen-denominated Eurobonds due 2016 USD ($)	Nov. 30, 1996 Notes payable to banks 4.25% Yen-denominated Eurobonds due 2016 JPY (¥)	May 06, 2010 Notes payable to banks 7.75% Euro senior notes due 2018 USD ($)	May 06, 2010 Notes payable to banks 7.75% Euro senior notes due 2018 EUR (€)	May 06, 2010 Notes payable to banks 7.625% senior notes due 2020 USD ($)	Nov. 25, 2012 Senior notes 8.875% senior notes due 2016	Apr. 24, 2012 Senior notes 8.875% senior notes due 2016 USD ($)	Nov. 27, 2011 Senior notes 8.875% senior notes due 2016 USD ($)	Feb. 24, 2013 Senior notes 7.75% Euro senior notes due 2018 USD ($)	Nov. 25, 2012 Senior notes 7.75% Euro senior notes due 2018 USD ($)	Nov. 27, 2011 Senior notes 7.75% Euro senior notes due 2018 USD ($)	May 06, 2010 Senior notes 7.75% Euro senior notes due 2018	Feb. 24, 2013 Senior notes 7.625% senior notes due 2020 USD ($)	Nov. 25, 2012 Senior notes 7.625% senior notes due 2020 USD ($)	Nov. 27, 2011 Senior notes 7.625% senior notes due 2020 USD ($)	Nov. 25, 2012 Senior notes 6.875% senior notes due 2022 USD ($)	Feb. 24, 2013 Senior notes 6.875% senior notes due 2022 USD ($)	May 08, 2012 Senior notes 6.875% senior notes due 2022 USD ($)	Nov. 27, 2011 Senior notes 6.875% senior notes due 2022 USD ($)	Nov. 25, 2012 Senior notes 6.875% senior notes due 2022 Redemption prior to May 1, 2017	Feb. 24, 2013 Senior notes 6.875% senior notes due 2022 USD ($)	May 26, 2013 Senior notes 6.875% senior notes due 2022 Subsequent event USD ($)	Mar. 14, 2013 Senior notes 6.875% senior notes due 2022 Subsequent event USD ($)	Nov. 25, 2012 Senior notes Maximum 6.875% senior notes due 2022 Redemption Prior To May 1, 2015	May 11, 2012 Bonds USD ($)	May 11, 2012 Bonds JPY (¥)	Feb. 24, 2013 Bonds 4.25% Yen-denominated Eurobonds due 2016 USD ($)	Nov. 25, 2012 Bonds 4.25% Yen-denominated Eurobonds due 2016 USD ($)	Nov. 27, 2011 Bonds 4.25% Yen-denominated Eurobonds due 2016 USD ($)	Feb. 24, 2013 Senior Term Loan, Due 2014 USD ($)	May 26, 2013 Senior Term Loan, Due 2014 Subsequent event USD ($)	May 26, 2013 Senior Term Loan, Due 2014 Subsequent event USD ($)
Debt Instrument [Line Items]
Repayments of Long-term Debt																														$ 100,000,000																										$ 56,400,000					$ 50,000,000	$ 25,000,000	$ 75,000,000
Debt instrument, face amount																										325,000,000			350,000,000			180,000,000	20,000,000,000		300,000,000	525,000,000													385,000,000					140,000,000
Stated interest rate																																4.25%	4.25%		7.75%	7.625%	8.875%			7.75%	7.75%			7.625%	7.625%		6.875%	6.875%	6.875%			6.875%						4.25%	4.25%
Long-term debt	1,598,270,000	1,669,452,000				1,817,625,000				1,669,452,000	1,817,625,000					100,000,000							249,636,000	324,424,000	324,032,000														350,000,000	395,670,000	386,520,000	400,350,000		525,000,000	525,000,000	525,000,000	385,000,000	385,000,000		0		385,000,000						42,964,000	48,508,000	118,243,000
Debt Instrument, Unamortized Premium																																																						11,200,000
Debt issuance cost																																		17,500,000													7,400,000						2,600,000
Remaining borrowing capacity														533,800,000	573,700,000
Line of Credit Facility, Current Borrowing Capacity														616,100,000	656,000,000
Letters of credit amount outstanding														82,300,000	(82,300,000)				15,500,000	66,800,000
Interest rate during period	6.91%				6.99%					7.05%	6.90%	7.05%
Maximum borrowing capacity														850,000,000			800,000,000	50,000,000
Basis spread on variable rate																					1.50%	2.75%					2.25%	1.25%
Unused borrowing capacity, percent fee																					0.375%	0.50%
Description of variable rate basis																										LIBOR
Letter of credit facility, coverage ratio														1
Letter of credit facility, default in other indebtedness, minimum														50,000,000
Unamortized premium (discount), percent of face amount																										0.75%
Cash consideration or assumption of liabilities, minimum																										75.00%
Unspent proceeds requiring offer to prepay loan, minimum																										10,000,000
Prepayment percent of principal plus accrued interest																										101.00%																	101.00%						101.00%
Unpaid amount to cause default, minimum																										25,000,000
Accelerated principal payment, minimum																										25,000,000						25,000,000
Debt Instrument, Term of Note																													10 years
Accelerated principal percent, minimum																																25.00%	25.00%
Prepayment percent of principal plus accrued interest																																			100.00%	100.00%
Percentage of principal eligible for early repayment																																			35.00%	35.00%
Principal amount redemption rate																																		107.75%		107.625%															100.00%				106.875%
Debt Instrument, Debt Covenants, Debt Default, Holder Percent to Declare All Notes Due, Minimum																																			25.00%														25.00%
Repurchased face amount																															10,883,500,000							350,000,000																			5,116,500,000
Early retirement original aggregate principal amount redeemable																																																							35.00%
Gains (Losses) on extinguishment of debt	114,000	0	0	8,206,000	0	248,000	0	0	0	8,206,000	248,000	16,587,000
Extinguisment of debt, gains (losses), tender premium										(11,400,000)
Extinguishment of debt, gain (loss), write off of unamortized debt issuance costs										$ (4,000,000)			$ 7,600,000